Preferred Stock (Additional Information) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						1 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Series A Convertible Preferred Stock [Member]	Dec. 31, 2012 Series A Convertible Preferred Stock [Member]	Nov. 19, 2013 Common Warrant [Member] Series A Preferred Stock [Member]	Dec. 31, 2013 Preferred Warrant [Member]	Nov. 19, 2013 Preferred Warrant [Member] Series A Preferred Stock [Member]	Nov. 19, 2013 Purchase Agreement [Member]	Nov. 19, 2013 Purchase Agreement [Member] Series A Convertible Preferred Stock [Member]
Preferred Stock Disclosure [Line Items]
Preferred Stock, Shares Authorized	1,000,000	1,000,000	1,000,000
Stock Issued During Period, Shares, Other							123,077
Stock Issued During Period, Value, Other							$ 4,000
Sale of Stock, Price Per Share							$ 32.50
Preferred Stock Par Or Stated Value Per Share		$ 0.001	$ 0.001					$ 0.001
Preferred Stock, Liquidation Preference Per Share	$ 32.50
Convertible Preferred Stock, Shares Issued upon Conversion	50
Convertible Preferred Stock Conversion price	$ 0.65
Percentage Of Dividend Payable On Basis Of Liquidation Preference	12.00%
Class Of Warrant Or Right, Number Of Securities Called By Warrants Or Rights				6,153,830		123,077
Exercise price	0.01			0.65	0.05	0.05